Changes in Liabilities arising from Financial Activities - Fair Value Measurements Using Significant Unobservable Inputs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance at 1 January	€ 0	€ 37
Payments	0	(37)
Closing balance at 31 December	0	0
Opening balance at January 1st	2,632	3,602
New leases	170	129
Payments	(896)	(1,099)
Remeasurement	(1,651)	0
Closing balance at December 31	255	2,632
Opening balance at January 1st	6,213
Closing balance at December 31	5,021	6,213
RCA's [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance at January 1st	6,213	4,590
Repayments	(230)	(280)
Proceeds - Liability component	485	1,575
Remeasurement	(1,447)	328
Closing balance at December 31	€ 5,021	€ 6,213